Supplement to the
Fidelity® Hedged Equity Fund
Class A, Class M, Class C, Class I, and Class Z
April 1, 2026
Prospectus

Zach Dewhirst no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Anthony Italiano (Co-Portfolio Manager) has managed the fund since 2026.
Anna Lester (Co-Portfolio Manager) has managed the fund since 2026.
George Liu (Co-Portfolio Manager) has managed the fund since 2026.
Shashi Naik (Co-Portfolio Manager) has managed the fund since 2026.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Anthony Italiano is Co-Portfolio Manager of Fidelity® Hedged Equity Fund, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Italiano has worked as a quantitative analyst, assistant portfolio manager, and portfolio manager.
Anna Lester is Co-Portfolio Manager of Fidelity® Hedged Equity Fund, which she has managed since 2026. She also manages other funds. Since joining FMR in 2022, Ms. Lester has worked as a portfolio manager. Prior to joining FMR, Ms. Lester worked at Geode Capital Management LLC (Geode) from 2019 to 2022, most recently as a senior portfolio manager, and at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.
George Liu is Co-Portfolio Manager of Fidelity® Hedged Equity Fund, which he has managed since 2026. He also manages other funds. Since joining FMR in 2022, Mr. Liu has worked as a portfolio manager. Prior to joining FMR, Mr. Liu worked at Geode Capital Management LLC (Geode) from 2004 to 2022, most recently as portfolio manager.
Shashi Naik is Co-Portfolio Manager of Fidelity® Hedged Equity Fund, which he has managed since 2026. He also manages other funds. Since joining FMR in 2022, Mr. Naik has worked as a portfolio manager. Prior to joining FMR, Mr. Naik worked at Geode Capital Management LLC (Geode) from 2010 to 2022, most recently as portfolio manager.
AFHE-PSTK-0526-101 1.9919557.101	May 29, 2026
Supplement to the
Fidelity® Hedged Equity Fund
April 1, 2026
Prospectus

 Zach Dewhirst no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Anthony Italiano (Co-Portfolio Manager) has managed the fund since 2026.
Anna Lester (Co-Portfolio Manager) has managed the fund since 2026.
George Liu (Co-Portfolio Manager) has managed the fund since 2026.
Shashi Naik (Co-Portfolio Manager) has managed the fund since 2026.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Anthony Italiano is Co-Portfolio Manager of Fidelity® Hedged Equity Fund, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Italiano has worked as a quantitative analyst, assistant portfolio manager, and portfolio manager.
Anna Lester is Co-Portfolio Manager of Fidelity® Hedged Equity Fund, which she has managed since 2026. She also manages other funds. Since joining FMR in 2022, Ms. Lester has worked as a portfolio manager. Prior to joining FMR, Ms. Lester worked at Geode Capital Management LLC (Geode) from 2019 to 2022, most recently as a senior portfolio manager, and at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.
George Liu is Co-Portfolio Manager of Fidelity® Hedged Equity Fund, which he has managed since 2026. He also manages other funds. Since joining FMR in 2022, Mr. Liu has worked as a portfolio manager. Prior to joining FMR, Mr. Liu worked at Geode Capital Management LLC (Geode) from 2004 to 2022, most recently as portfolio manager.
Shashi Naik is Co-Portfolio Manager of Fidelity® Hedged Equity Fund, which he has managed since 2026. He also manages other funds. Since joining FMR in 2022, Mr. Naik has worked as a portfolio manager. Prior to joining FMR, Mr. Naik worked at Geode Capital Management LLC (Geode) from 2010 to 2022, most recently as portfolio manager.
FHE-PSTK-0526-100 1.9922989.100	May 29, 2026